Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Land use rights, cost						¥ 6,511,497		¥ 5,868,774
Less: accumulated amortization						(393,697)		(272,658)
Land use rights, net						6,062,792		5,541,108
Less: impairment						(55,008)			$ (55,008)
Amortization expenses for land use rights						132,657	$ 20,331	¥ 104,381		¥ 71,601
Forecast [Member]
Amortization expenses for land use rights	¥ 135,195	¥ 135,195	¥ 135,195	¥ 135,195	¥ 135,195
General and administrative expenses
Less: impairment						¥ (55,000)